Investment Securities [Text Block]	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Investment Securities [Text Block]
3.	INVESTMENT SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of
Available-for-sale
debt securities and
Held-to-maturity
debt securities at March 31, 2020 and 2021:

At March 31, 2020:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,308,538	¥185,302	¥30,961		¥23,462,879
Japanese prefectural and municipal bonds	2,938,743	16,279	2,202		2,952,820
Foreign government and official institution bonds	2,936,110	107,406	6,028		3,037,488
Corporate bonds	1,261,586	12,445	1,205		1,272,826
Residential mortgage-backed securities	1,460,641	3,083	4,331		1,459,393
Commercial mortgage-backed securities	379,234	6,110	3,089		382,255
Asset-backed securities	1,461,083	9,516	1,123		1,469,476
Other debt securities (1)	161,832	3,190	1,956		163,066

Total	¥33,907,767	¥343,331	¥50,895		¥34,200,203

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,574	¥29,856	¥—		¥1,130,430
Foreign government and official institution bonds	151,555	243	689		151,109
Residential mortgage-backed securities	737,242	10,478	3,012	(2)	744,708
Commercial mortgage-backed securities	146,039	2,993	317	(2)	148,715
Asset-backed securities	2,030,371	277	27,716		2,002,932

Total	¥4,165,781	¥43,847	¥31,734		¥4,177,894

Notes:
(1)	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.
(2)
MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥8,215 million and ¥3,178 million, respectively, at March 31, 2020 and are not included in the table above.

At March 31, 2021:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥35,166,245	¥147,844	¥40,878		¥35,273,211
Japanese prefectural and municipal bonds	3,719,205	15,123	2,815		3,731,513
Foreign government and official institution bonds	2,854,037	84,707	11,781		2,926,963
Corporate bonds	1,123,271	11,400	401		1,134,270
Residential mortgage-backed securities	1,459,062	9,119	1,051		1,467,130
Commercial mortgage-backed securities	435,975	29,502	912		464,565
Asset-backed securities	1,373,450	11,685	650		1,384,485
Other debt securities	168,528	3,780	730		171,578
Commercial paper	564,072	31	5		564,098

Total	¥46,863,845	¥313,191	¥59,223		¥47,117,813

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,447	¥23,033	¥—		¥1,123,480
Foreign government and official institution bonds	233,883	2,262	2,795		233,350
Residential mortgage-backed securities	411,024	18,590	—	(1)	429,614
Commercial mortgage-backed securities	111,750	4,846	—	(1)	116,596
Asset-backed securities	2,046,659	1,721	12,277		2,036,103

Total	¥3,903,763	¥50,452	¥15,072		¥3,939,143

Note:
(1)
MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,849 million and ¥1,920 million, respectively, at March 31, 2021 and are not included in the table above.

Contractual Maturities
The amortized cost and fair values of
Held-to-maturity
debt securities and the fair values of
Available-for-sale
debt securities at March 31, 2021 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥14,562	¥14,572	¥24,815,321
Due from one year to five years	1,179,959	1,205,257	8,129,683
Due from five years to ten years	826,833	827,481	8,549,713
Due after ten years	1,882,409	1,891,833	5,623,096

Total	¥3,903,763	¥3,939,143	¥47,117,813

Realized Gains and Losses
For the fiscal years ended March 31, 2019, 2020 and 2021, gross realized gains on sales of
Available-for-sale
debt securities were ¥45,244 million, ¥151,015 million and ¥42,123 million, respectively, and gross realized losses on sales of
Available-for-sale
debt securities were ¥16,541 million, ¥44,662 million and ¥48,606 million, respectively.
Impairment Losses on Investment Securities
For the fiscal year
s
 ended March 31, 2019 and 2020, losses resulting from the impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥606 million and ¥1,590 million, respectively, which were included in Investment securities gains (losses)—net in the accompanying consolidated statements of income. These losses were recorded from
Available-for-sale
debt securities which mainly comprised of corporate bonds for the fiscal years ended March 31, 2019 and 2020.
For the fiscal year ended March 31, 2021, as a result of the adoption of new guidance on a measurement of credit losses on financial instruments, an allowance for credit losses on
Available-for-sale
debt securities is required for impaired securities if a credit loss exists, and an allowance for credit losses on
Held-to-maturity
debt securities is required for expected credit losses over the remaining expected life.
For the fiscal year ended March 31, 2021, impairment losses on
Available-for-sale
debt securities, which mainly comprised of corporate bonds, were included in Investment securities gains(losses)—net in the accompanying consolidated statements of income and were not material.
For the fiscal year ended March 31, 2021, the MUFG Group’s
Held-to-maturity
debt securities were explicitly or implicitly guaranteed by Japanese or U.S. government entities or agencies and had a long history of no credit losses or were rated investment grade. Therefore, no credit losses were expected on these securities, except for certain collateralized loan obligations (“CLOs”) with investment grades, on which immaterial allowance for credit losses were recognized.

Gross Unrealized Losses and Fair Value
The following tables show the gross unrealized losses and fair value of
Available-for-sale
debt securities at March 31, 2020 and 2021 and of
Held-to-maturity
debt securities at March 31, 2020, by length of time that individual securities in each category have been in a continuous loss position. For the fiscal year ended March 31, 2021, the table does not include the securities for which an allowance for credit losses has been recorded:

	Less than 12 months		12 months or more		Total
At March 31, 2020:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥11,781,600	¥30,961	¥—	¥—	¥11,781,600	¥30,961	202
Japanese prefectural and municipal bonds	935,540	2,202	—	—	935,540	2,202	340
Foreign government and official institution bonds	564,620	5,481	114,407	547	679,027	6,028	153
Corporate bonds	522,941	1,191	25,228	14	548,169	1,205	154
Residential mortgage-backed securities	114,057	530	388,064	3,801	502,121	4,331	402
Commercial mortgage-backed securities	182,887	3,087	1,304	2	184,191	3,089	39
Asset-backed securities	189,775	503	86,605	620	276,380	1,123	94
Other debt securities	53,070	132	30,657	1,824	83,727	1,956	24

Total	¥14,344,490	¥44,087	¥646,265	¥6,808	¥14,990,755	¥50,895	1,408

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥55,746	¥689	¥—	¥—	¥55,746	¥689	9
Residential mortgage-backed securities	108,478	1,033	360,841	1,979	469,319	3,012	281
Commercial mortgage-backed securities	10,281	32	133,791	285	144,072	317	31
Asset-backed securities	637,201	8,536	1,259,720	19,180	1,896,921	27,716	77

Total	¥811,706	¥10,290	¥1,754,352	¥21,444	¥2,566,058	¥31,734	398

	Less than 12 months		12 months or more		Total
At March 31, 2021:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,098,437	¥31,055	¥429,235	¥9,823	¥12,527,672	¥40,878	286
Japanese prefectural and municipal bonds	870,007	1,584	276,172	1,231	1,146,179	2,815	405
Foreign government and official institution bonds	429,204	11,768	50,478	13	479,682	11,781	71
Corporate bonds	96,582	166	229,518	235	326,100	401	120
Residential mortgage-backed securities	378,351	577	139,214	474	517,565	1,051	218
Commercial mortgage-backed securities	36,633	905	2,616	7	39,249	912	21
Asset-backed securities	190,795	394	49,428	256	240,223	650	89
Other debt securities	22,812	91	22,388	639	45,200	730	17
Commercial paper	116,016	5	—	—	116,016	5	8

Total	¥14,238,837	¥46,545	¥1,199,049	¥12,678	¥15,437,886	¥59,223	1,235

Evaluating
Available-for-sale
debt securities for Impairment losses
The following describes the nature of the MUFG Group’s
Available-for-sale
debt securities and the conclusions reached in determining whether impairment losses exist.
Japanese national government and Japanese government agency bonds, Foreign government and official institution bonds
As of March 31, 2021, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, no credit loss was identified as of March 31, 2021 and no impairment loss has been recorded.
Corporate bonds
As of March 31, 2021, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public
companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.
Residential mortgage-backed securities
As of March 31, 2021, unrealized losses on these securities were primarily driven by securities guaranteed by a U.S. government agency or a government-sponsored agency which are collateralized by residential mortgage loans. Unrealized losses mainly resulted from changes in interest rates and not from changes in credit quality. The MUFG Group determined through analysis that no credit loss was identified on such securities as of

March 31, 2021 because the strength of the issuers’ guarantees through direct obligations or support from the U.S. government is expected to be sufficient to recover the entire amortized cost basis of these securities.
Asset-backed securities
As of March 31, 2021, unrealized losses on these securities were primarily driven by certain CLOs, highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the credit loss and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no credit loss was identified as of March 31, 2021 and no impairment loss has been recorded.
Other debt securities
As of March 31, 2021, unrealized losses on other debt securities result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of credit loss, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis
,
no
credit loss was identified as of March 31, 2021.
Equity Securities
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized losses on equity securities still held at March 31, 2019, 2020 and 2021:

	Fiscal years ended March 31,
	2019	2020	2021
	(in millions)
Net gains (losses) recognized during the period (1)	¥(278,746)	¥(639,813)	¥1,467,763
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	(3,303)	(37,541)	47,775

Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥(275,443)	¥(602,272)	¥1,419,988

Note:
(1)	Included in Investment securities gains (losses)—net.

Measurement Alternative of Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2020 and 2021:

	2020	2021
	(in millions)
Measurement alternative balance	¥534,882	¥356,074
The related adjustments for these securities for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Fiscal years ended March 31,
	2019	2020	2021
	(in millions)
Measurement alternative impairment losses (1)(4)	¥(2,292)	¥(3,099)	¥(5,188)
Measurement alternative downward changes for observable prices (1)(2)(3)(5)	¥—	¥(953)	¥—
Measurement alternative upward changes for observable prices (1)(2)(3)(6)	¥53,077	¥6,223	¥21,710

Notes:
(1)	Included in Investment securities gains (losses)—net.
(2)	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)	The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)	The cumulative impairment losses at March 31, 2020 and 2021 were ¥5,007 million and ¥10,102 million, respectively.
(5)	The cumulative downward changes for observable prices at March 31, 2020 and 2021 were ¥953 million and ¥953 million, respectively.
(6)	The cumulative upward changes for observable prices at March 31, 2020 and 2021 were ¥34,466 million and ¥54,806 million, respectively.